Allowance for expected credit losses - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Allowance For Impairment Losses [Line Items]
Allowance account for credit losses of financial assets	£ 5,028	£ 4,796
Probability weighted relative to base case
Allowance For Impairment Losses [Line Items]
Increase in credit loss	680	668
Management adjustments
Allowance For Impairment Losses [Line Items]
Increase in credit loss	247	330
Impairment charge on drawn balances
Allowance For Impairment Losses [Line Items]
Allowance account for credit losses of financial assets	£ 4,717	£ 4,492